Amounts Due from/(to) Related Parties - Schedule of Amounts Due from/(to) Related Parties (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Amounts Due from/(to) Related Parties [Line Items]
Amount of transactions with related party	$ (155,314)	$ (450,894)
K-Mark Industrial Limited [Member]
Schedule of Amounts Due from/(to) Related Parties [Line Items]
Relationship	Related company with common directors and shareholders
Amount of transactions with related party	$ (501)	(503)
Bright Forward Technology Limited [Member]
Schedule of Amounts Due from/(to) Related Parties [Line Items]
Relationship	Related company with common directors and shareholders
Amount of transactions with related party	$ (152,900)	(446,519)
Kwok Yiu Keung [Member]
Schedule of Amounts Due from/(to) Related Parties [Line Items]
Relationship	Shareholder of the Company
Amount of transactions with related party	$ 1,941
Kwok Yiu Keung One [Member]
Schedule of Amounts Due from/(to) Related Parties [Line Items]
Relationship	Director and shareholder of the Company
Amount of transactions with related party	$ (3,854)	(3,872)
Related Party [Member]
Schedule of Amounts Due from/(to) Related Parties [Line Items]
Amounts due from related parties	1,941
Amounts due to related parties	(157,255)	(450,894)
Amount of transactions with related party	$ (155,314)	$ (450,894)